Significant Accounting Policies (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USD ($) [member]
Statements [Line Items]
Exchange to foreign rates	₪ 3.467	₪ 3.845
EURO (EUR) [member]
Statements [Line Items]
Exchange to foreign rates	4.153	4.044
Romanian New Lei (RON) [member]
Statements [Line Items]
Exchange to foreign rates	0.8912	0.8905
Indian Rupee (INR) [member]
Statements [Line Items]
Exchange to foreign rates	₪ 0.0544	₪ 0.0565